Prepaid expenses, and other receivables and assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses Deposits And Other Assets [Abstract]
Prepaid expenses	$ 2,499	$ 1,849
Accounts receivable	2,347	2,112
Brokerage firm receivables	4,804	3,276
Deposits and other receivables and assets	2,741	3,065
Total	$ 12,391	$ 10,302